FAIR VALUE MEASUREMENTS (Details) - Recurring basis - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Total Fair Value
Assets:
Money market funds	$ 65,809	$ 42,741
Time deposits		5,053
Derivative assets		1
Total	65,809	47,795
Liabilities:
Derivative liabilities		18
Total		18
Level 1 Fair Value
Assets:
Money market funds	65,809	42,741
Total	$ 65,809	42,741
Level 2 Fair Value
Assets:
Time deposits		5,053
Derivative assets		1
Total		5,054
Liabilities:
Derivative liabilities		18
Total		$ 18